Ally Master Owner Trust
Monthly Servicing Report
December 16, 2019

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of November 30, 2019

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$8,165,970,221.54	199,304	$40,972.44	84.17%
Used Auto	$657,098,680.81	33,618	$19,546.04	6.77%
Medium Duty Trucks	$13,630,863.84	302	$45,135.31	0.14%
Less Dealer Reserve	$1,215,149,664.07
Total	$7,621,550,102.12	233,224		91.08%

Ally Bank Retained Receivables
New Auto	$42,271,344.42	1,034	$40,881.38	0.44%
Used Auto	$774,173,947.48	35,198	$21,994.83	7.98%
Medium Duty Trucks	$361,690.18	6	$60,281.70	0.00%
DPP	$27,244,279.89	832	$32,745.53	0.28%
Other	$21,429,209.00	177	$121,068.98	0.22%
Total	$865,480,470.97	37,247		8.92%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$8,487,030,573.09	270,471		100.00%
Dealer Reserve	$1,215,149,664.07
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,702,180,237.16	270,471		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$7,443,788,757.85	910	76.72%
Limited	Eligible	$1,383,944,144.45	223	14.26%
Programmed	Eligible	$8,966,863.89	6	0.09%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$590,388,012.39	N/A	6.09%
Limited	Ineligible	$267,058,439.73	N/A	2.75%
Programmed	Ineligible	$8,034,018.85	N/A	0.08%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,702,180,237.16	1,139	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,470,658,293.07	213,056	77.00%
121-180 Days		$1,005,019,891.09	25,738	10.36%
181-270 Days		$655,531,094.46	16,376	6.76%
Over 270 Days		$570,970,958.54	15,301	5.88%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,702,180,237.16	270,471	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,137	20,843,763	74.91%
L…………………………………....	1,032	6,840,389	24.58%
P……………………………………	58	108,086	0.39%
N …………………………………..	30	33,529	0.12%
Total ……………………………….	4,257	27,825,766	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,148	20,667,255	74.48%
L…………………………………....	1,071	6,974,943	25.14%
P……………………………………	57	71,755	0.26%
N …………………………………..	31	34,402	0.12%
Total ……………………………….	4,307	27,748,356	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,154	21,512,831	73.11%
L…………………………………....	1,073	7,810,798	26.54%
P……………………………………	63	64,220	0.22%
N …………………………………..	28	39,278	0.13%
Total ……………………………….	4,318	29,427,127	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.